Income Taxes - Income Tax Losses (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	$ 515
Deferred tax asset	(37)	$ (40)	$ (8)
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	429
CANADA | Maturity Year 2026
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	8
CANADA | Maturity Year 2027
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	14
CANADA | Maturity Year 2029
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	2
CANADA | Maturity Year 2030
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	1
CANADA | Maturity Year 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	77
CANADA | Maturity Year 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	82
CANADA | Maturity Year 2034
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	126
CANADA | Maturity Year 2035
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	63
CANADA | Maturity Year 2036
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	53
CANADA | Maturity Year 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	3
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	81
UNITED STATES | Maturity Year 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	7
UNITED STATES | Maturity Year 2020
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	5
UNITED STATES | Maturity Year 2029
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	2
UNITED STATES | Maturity Year 2031
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	2
UNITED STATES | Maturity Year 2032
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	3
UNITED STATES | Maturity Year 2033
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	2
UNITED STATES | Maturity Year 2035
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	13
UNITED STATES | Maturity Year 2036
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	1
UNITED STATES | Maturity Year 2037
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	46
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits
RECOGNIZED TAX LOSSES	5
Deferred Tax Asset, Before Offset
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax asset	223	279	297
Deferred Tax Asset, Before Offset | RECOGNIZED TAX BENEFIT ARISING FROM INCOME TAX LOSSES
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax asset	$ 134	$ 159	$ 141